SEMIANNUAL REPORT

                              FASCIANO FUND, INC.

                           (FASCIANO FUND, INC. LOGO)

                               December 31, 2000

FASCIANO FUND, INC.

                                                               February 23, 2001

Dear Fellow Shareholder:

  The Fasciano Fund's return for the year ended December 31, 2000 was 1.7%. Average annual total returns for Fasciano Fund and selected benchmarks for periods ended December 31, 2000 are summarized in the following table.

                                                                         Average Annual Total Return
                                                             -----------------------------------------------------
                                             Six months      One year      Three year     Five year       Ten year
                                             ----------      --------      ----------     ---------       --------
Fasciano Fund                                   2.2%           1.7%           5.0%          12.2%          14.3%
Small Company Funds Average*<F1>               (4.7)%          2.3%           9.9%          13.8%          16.8%
S&P SmallCap 600 Index**<F2>                    4.6%          11.8%           7.4%          13.6%          17.4%
S&P SmallCap 600/BARRA Value**<F2>             15.4%          20.9%           5.7%          15.3%           n/a
Russell 2000 Index**<F2>                       (5.9)%         (3.0)%          4.7%          10.3%          15.5%
Russell 2000 Value Index**<F2>                 16.0%          22.5%           4.2%          12.6%          17.7%

  Last year was a tough year for equities, and the trend is continuing in 2001. Stock prices are declining because the U.S. economy is slowing and so is profit growth. Technology issues are being hit hardest because their valuations have been based on growth forecasts that are proving to be too aggressive. Immediate relief from Mr. Greenspan, who can stimulate the economy by further lowering interest rates, may be less likely now because inflation appears to be a greater concern. However, the longer-term prospects for equities are exciting. I believe there is a growing, renewed interest in the kinds of companies that are the focus of our investment process--companies with sound investment fundamentals that are reasonably valued.

  Among the fund's largest holdings are companies like dental products supplier, Patterson Dental (up 59% in the year ended December 31, 2000); candy maker, Tootsie Roll (up 45%); and investment manager, Waddell & Reed (up 111%). All three companies have grown earnings and cash flow consistently, year after year. The people running those companies are highly experienced and know how to manage during tougher times. They understand that shareholders are greatly rewarded when businesses are managed to perform consistently well. As I select new investments for our fund, I look for those same qualities in smaller companies.

  *<F1>   Source:  Morningstar, Inc.  See Performance Distribution Summary.
 **<F2> The S&P SmallCap 600 Index is a capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations. The S&P SmallCap 600/BARRA Value Index measures the performance of the companies within the S&P SmallCap 600 Index that have higher book-to-price ratios. The Russell 2000 Index is an unweighted index formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000. The Russell 2000 Value Index measures the performance of the companies in the Russell 2000 Index with lower price-to-book ratios.

  Media shares that had fared well in 1999 declined sharply in the year 2000 on a weakening outlook for advertising dollars. However, much of the selling was overdone and prices of some of our media investments are rebounding in early 2001. (As of February 23, 2001, Pulitzer is up 7%; Westwood One is up 11%; and Entercom Communications is up 22%.) Share prices of portfolio companies in the industrial sector also slid during 2000 as a slowing economy took its toll.

  The Fund sold its long time holding in CDW Computer Centers (CDWC) based on our weaker outlook for PC sales, which was subsequently confirmed by announcements from major PC manufacturers. Also, the Fund closed its position in Concord EFS (CEFT) because its market cap had grown well beyond small-cap size. The Fund's capital gains in CDWC and CEFT were excellent. The Fund sold CDWC for more than six times its cost and sold CEFT for more than four times its cost.

  The Fasciano Fund shareholder vote on the proposed transaction between Fasciano Fund and Neuberger Berman Equity Funds is underway. If you have not voted yet, please take a moment to do so, as your vote is very important. Thank for considering the merits of this proposal and for the confidence you have placed in Fasciano Fund.

                                          Sincerely,

                                          /s/Michael F. Fasciano

                                          Michael F. Fasciano, CFA
                                          President

  190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603 o 800-848-6050

PERFORMANCE AND DISTRIBUTION SUMMARY

                                FASCIANO FUND
             --------------------------------------------------
                            Distributions
                           ----------------              Annual        S&P                     Small        U.S.
 Calendar    Beginning              Capital    Ending    Total      SmallCap     Russell      Company     Treasury
   Year         NAV        Income    Gains      NAV      Return        600         2000     Funds*<F3>      Bills
 --------    ---------     ------   -------    ------    ------     --------     -------    ----------    --------
   1988        $ 9.55      $0.03     $0.00     $11.45     20.2%        19.5%       24.9%       20.4%        6.4%
   1989        $11.45      $0.24     $0.59     $13.16     22.5%        13.9%       16.2%       23.6%        8.1%
   1990        $13.16      $0.12     $0.38     $12.50    (1.2)%      (23.7)%     (19.5)%      (9.5)%        7.5%
   1991        $12.50      $0.02     $0.36     $16.40     35.1%        48.5%       46.1%       50.3%        5.4%
   1992        $16.40      $0.00     $0.46     $17.29      7.7%        21.0%       18.4%       13.7%        3.5%
   1993        $17.29      $0.00     $1.00     $17.68      8.1%        18.8%       18.9%       17.1%        3.0%
   1994        $17.68      $0.00     $1.14     $17.18      3.7%       (4.8)%      (1.8)%      (0.7)%        4.3%
   1995        $17.18      $0.00     $1.34     $21.18     31.1%        30.0%       28.4%       31.3%        5.5%
   1996        $21.18      $0.00     $0.59     $26.20     26.5%        21.3%       16.5%       20.1%        5.0%
   1997        $26.20      $0.00     $1.49     $30.31     21.5%        25.6%       22.4%       21.4%        4.9%
   1998        $30.31      $0.03     $1.25     $31.19      7.2%       (1.3)%      (2.6)%      (0.2)%        4.6%
   1999        $31.19      $0.39     $0.00     $32.72      6.2%        12.4%       21.3%       36.0%        4.4%
   2000        $32.72      $0.29     $0.00     $32.98      1.7%        11.8%      (3.0)%        2.3%        5.7%

 *<F3> The Morningstar Small Company Funds Index consists of funds that seek capital appreciation by investing primarily in stocks of companies with market capitalizations of less than $1 billion.

TOP TEN HOLDINGS AT A GLANCE

                      % OF TOTAL                                                                                      % OF COMMON
TOP TEN              NET ASSETS AS     INDUSTRY           SUMMARY                                         NET       STOCK OWNED BY
HOLDINGS              OF 12/29/00      GROUPING           DESCRIPTION                 SALES*<F4>      INCOME*<F4>     MANAGEMENT
--------             -------------     --------           -----------                 ----------      -----------   --------------

OM Group Inc.            4.6%        Commercial           Produces and markets            $887.7         $71.5            6%
                                       Products &           metal-based specialty
                                       Services             chemicals
Patterson Dental         4.0%        Health Care          Distributor of                $1,094.5         $70.2           17%
  Company                              Products &           dental products
                                       Services
Pulitzer Inc.            4.0%        Communications       Newspaper publishing and        $324.7         $37.5           61%
                                       & Media              new media businesses
Tootsie Roll             3.9%        Consumer             Manufactures and                $415.9         $75.2           50%
  Industries Inc.                      Products &           sells candy
                                       Services
Waddell & Reed           3.6%        Financial            Mutual funds, variable          $510.1        $139.0            8%
  Financial Inc.                       Services             annuities, life insurance
                                                            and other financial
                                                            products
G&K Services Inc.        3.6%        Business Services    Manufacturer and supplier       $588.4         $38.0            9%
                                                            of uniforms and related
                                                            products
Snap-On Inc.             3.5%        Consumer             Tool and equipment            $2,186.1        $135.9            4%
                                       Products &           solutions for the
                                       Services             automotive service
                                                            industry
Zebra                    3.1%        Commercial           Provides bar code               $442.6         $74.4           17%
  Technologies                         Products &           solutions to
  Corp.                                Services             manufacturing and
                                                            services entities
Manitowoc                3.1%        Machinery/           Diversified capital goods       $873.3         $60.3            5%
  Company                              Industrial           manufacturer
  Inc.
Dentsply                 3.1%        Health Care          Develops, manufactures          $889.8        $101.0            4%
  International Inc.                   Products &           and markets products
                                       Services             for the dental market
Total in Top             -----
  Ten Holdings           36.5%

*<F4> Trailing 12 months, in $ millions. Net income figures exclude non-recurring charges and extraordinary items.

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2000 (Unaudited)

                                                                        Market
Shares     Description                                                   Value
------     -----------                                                  ------
COMMON STOCKS - 99.8%

           COMMUNICATIONS & MEDIA - 21.5%
 200,000   Pulitzer, Inc.
           Engaged in newspaper publishing and new
           media businesses                                       $  9,370,000
 250,000   Emmis Communications Corporation *<F5>
           A diversified media company with television
           and radio broadcasting and publishing operations          7,171,875
 250,000   Penton Media, Inc.
           Diversified business media company that publishes
           magazines and electronic information products,
           produces trade shows and conferences, and provides
           marketing and business development services               6,718,750
 300,000   Westwood One, Inc.
           Provides over 150 news, sports, music, talk,
           entertainment programs, features, live events,
           and 24-hour formats to more than 7,500 radio stations     5,793,750
 150,000   Meredith Corporation
           Diversified media company involved in magazine and
           book publishing and television broadcasting               4,828,125
 100,000   McClatchy Newspapers - Class A
           Newspaper and internet publisher with 11 daily and
           13 non-daily newspapers along with local web sites in
           each of its daily newspaper markets.  The company also
           owns and operates other media-related businesses          4,262,500
 250,000   Journal Register Company *<F5>
           Publishes small metropolitan, suburban daily and
           suburban and community non-daily newspapers serving
           markets in New York, Connecticut, Ohio, Pennsylvania
           and central New England                                   4,015,625
 150,000   Hearst-Argyle Television, Inc. *<F5>
           Owns and/or manages 27 network-affiliated
           television stations, and several radio stations
           throughout the U.S.                                       3,065,625
 100,000   Lee Enterprises, Inc.
           In the business of newspaper publishing and
           television broadcasting                                   2,981,250
  50,000   Entercom Communications Corporation *<F5>
           Radio Broadcasting group owning and/or operating
           95 stations in 18 markets                                 1,721,875
 120,000   Ackerly Group, Inc.
           Media and entertainment company consisting of four
           segments:  outdoor media, television broadcasting,
           radio broadcasting and sports and entertainment
           (owns the Seattle Supersonics)                            1,080,000
                                                                   -----------
                                                                    51,009,375
                                                                   -----------

           HEALTH CARE PRODUCTS & SERVICES - 16.1%
 280,000   Patterson Dental Company *<F5>
           Distributes dental products in North America to
           dentists, dental laboratories, institutions and
           other healthcare providers                                9,485,000
 185,000   Dentsply International, Inc.
           Designs, develops, manufactures, and markets dental
           consumable and laboratory products, and
           dental equipment                                          7,238,125
 187,500   KV Pharmaceutical Company - Class A *<F5>
           Researches, develops, manufactures, and markets
           controlled release and tastemasked forms of drug
           products and is a leading marketer of technology
           distinguished generic pharmaceuticals                     4,687,500
 300,000   Hooper Holmes, Inc.
           Provides medical and paramedical examinations and
           related services to life and health insurance
           companies                                                 3,318,000
 200,000   STERIS Corporation *<F5>
           Provider of infection prevention, contamination
           prevention, microbial reduction, and surgical
           support systems, products, services, and technologies
           to health care, scientific, research, food,
           and industrial customers worldwide                        3,225,000
 200,000   SRI/Surgical Express, Inc. *<F5>
           Provider of infection prevention, contamination
           prevention, microbial reduction and surgical
           support systems, products, services and technologies
           to health care, scientific, research, food
           and industrial customers worldwide                        3,025,000
 150,000   Young Innovations, Inc. *<F5>
           Designs, manufactures and markets single-use supplies,
           autoclavable instruments and other
           products used by dental professionals                     2,887,500
  25,000   Express Scripts, Inc. *<F5>
           As an independent pharmacy benefit manager and
           managed care company, Express Scripts provides a
           broad range of pharmacy benefit and medical
           information management services, as
           well as managed vision care programs                      2,556,250
 100,000   Landauer, Inc.
           Offers a service for measuring the dosage of x-ray,
           gamma radiation and other penetrating
           ionizing radiations                                       1,825,000
                                                                   -----------
                                                                    38,247,375
                                                                   -----------

           CONSUMER PRODUCTS AND SERVICES - 15.0%
 250,000   Tootsie Roll Industries, Inc.
           Engaged in the manufacture and sale of candy for
           over 100 years. Products include Tootsie Roll,
           Charms, Blow Pops, Junior Mints, Sugar Babies,
           Charleston Chews, Sugar Daddys and others                 9,212,500
 300,000   Snap-on Incorporated
           Manufactures and distributes hand tools, power tools,
           tool storage products, diagnostic equipment, shop
           equipment, and diagnostic software and other services     8,362,500
 150,000   Plantronics, Inc. *<F5>
           Provider of headsets to telephone companies and
           the business community worldwide                          7,050,000
 200,000   Central Parking Corporation
           Operates approximately 4,500 parking facilities in
           40 states, the District of Columbia,
           and several international locations                       4,000,000
 150,000   Blyth Inc.
           Designs, manufactures, markets and distributes a line
           of candles and home fragrance products, and markets a
           range of related candle accessories and gift bags.
           Also produces portable heating fuel products              3,618,750
 400,000   Consolidated Products, Inc. *<F5>
           Engaged primarily in the ownership, operation and
           franchising of Steak n Shake restaurants. The company
           currently operates 345 Steak n Shake restaurants,
           including 52 franchised, and 11 specialty restaurants,
           primarily Colorado Steakhouses                            2,750,000
 100,000   ShopKo Stores, Inc. *<F5>
           Operates 327 retail stores in 22 states, primarily in
           the Midwest, Western Mountain and
           Pacific Northwest regions                                   500,000
                                                                   -----------
                                                                    35,493,750
                                                                   -----------

           COMMERCIAL PRODUCTS AND SERVICES - 11.7%
 200,000   OM Group, Inc.
           Produces and markets metal-based specialty chemicals
           and powders for diverse applications
           to a variety of industries                               10,925,000
 180,000   Zebra Technologies Corp. - Class A *<F5>
           Provides bar code solutions to manufacturing and
           service entities worldwide, for use in automatic
           identification and data collection systems                7,343,438
 130,000   Spartech Corporation
           Producer of engineered thermoplastic materials,
           polymeric compounds and molded and profile products       2,673,125
 100,000   Modine Manufacturing Company
           Develops, manufactures, and markets heat exchangers
           and systems for use in various original equipment
           manufacturer applications and for sale to the
           automotive aftermarket and to a wide
           array of building markets                                 2,075,000
  50,000   Littelfuse, Inc. *<F5>
           Manufactures and sells fuses and other circuit
           protection devices for use in the worldwide
           automotive, electronic and general industrial markets     1,431,250
  60,000   Methode Electronics, Inc. - Class A
           Manufactures electronic components that connect,
           convey and control electrical energy, signal
           and pulse, including connectors, automotive components, interconnect devices, printed circuits, and current
           carrying distribution systems                             1,376,250
 125,000   Communications Systems, Inc.
           Engaged in the manufacture and sale of modular
           connecting and wiring devices for voice and
           data communications                                       1,101,562
  40,000   Andrew Corporation *<F5>
           A multinational supplier of communication products
           and systems to worldwide commercial, industrial,
           governmental and military customers                         870,000
                                                                   -----------
                                                                    27,795,625
                                                                   -----------

           FINANCIAL SERVICES - 11.1%
 225,000   Waddell & Reed Financial, Inc.
           Underwrites and distributes a portfolio of mutual
           funds as well as variable annuities and
           life insurance products                                   8,465,625
 250,000   HCC Insurance Holdings, Inc.
           Principally engaged in providing aviation, marine,
           offshore energy, property, accident and health,
           and lenders single interest insurance and
           reinsurance on a worldwide basis                          6,734,375
 100,000   First Midwest Bancorp, Inc.
           The largest independent banking company in the
           suburban Chicago market                                   2,875,000
  90,000   American Capital Strategies, Ltd.
           Specialty finance company that has been principally
           engaged in arranging commercial loans to
           small and medium sized business                           2,266,875
  40,000   Corus Bankshares, Inc.
           Bank holding company for CORUS Bank, which provides
           financial services through 11 bank
           branches in the Chicago metropolitan area                 1,979,375
  75,000   ITLA Capital Corporation *<F5>
           Primarily engages in the origination of loans
           secured by income producing real estate                   1,434,375
  50,000   Doral Financial Corporation
           Bank holding company that operates in the mortgage
           banking, commercial banking and broker-
           dealer businesses                                         1,209,375
  50,000   Home Federal Bancorp
           Unitary savings and loan holding company for Home
           Federal Savings Bank                                        800,000
  20,000   Alliance Bancorp, Inc.
           Registered savings and loan holding company
           engaged in the business of providing financial
           service products through its wholly-owned
           subsidiary, Liberty Federal Bank                            460,000
  15,000   Cass Commercial Corporation
           Bank holding company for Cass Bank and Trust
           Company, and provides information services
           through its Cass Information Systems subsidiary             262,500
                                                                   -----------
                                                                    26,487,500
                                                                   -----------

           MACHINERY - INDUSTRIAL - 6.2%
 250,000   The Manitowoc Company, Inc.
           Designs and manufactures commercial ice
           machines and refrigeration products, and
           cranes and related products. Manitowoc also
           engages in marine vessel repair                           7,250,000
 100,000   IDEX Corporation
           Manufactures industrial pumps and related controls
           for use in process applications, and proprietary
           equipment that may combine pumps or other devices
           into products for industrial, commercial and
           safety applications                                       3,312,500
  60,000   Kaydon Corporation
           Designer and manufacturer of custom-engineered
           products, supplying a diverse group of industrial,
           aerospace, medical and electronic equipment, and
           aftermarket customers                                     1,492,500
  80,000   Regal-Beloit Corporation
           Manufactures a line of mechanical products to
           control motion and torque and electrical products
           such as motors and generators                             1,364,800
  50,000   Robbins & Myers, Inc.
           Designs, manufactures and markets fluid handling
           products and systems for the process industry             1,206,250
                                                                   -----------
                                                                    14,626,050
                                                                   -----------

           ENTERTAINMENT & LEISURE - 5.6%
 175,000   International Speedway Corporation - Class A
           A leading promoter of motorsports activities in
           the U.S.  The company owns and/or operates
           11 major motorsports facilities                           6,650,000
 300,000   Championship Auto Racing Teams, Inc. *<F5>
           Owns, operates, and markets North America's
           leading open-wheel motorsports series, the
           FedEx Championship Series                                 6,300,000
                                                                   -----------
                                                                    12,950,000
                                                                   -----------

           TRANSPORTATION - 5.0%
 140,000   C.H. Robinson Worldwide, Inc.
           Global provider of multimodal transportation
           services and logistics through a network of 134
           offices in N. America, S. America and Europe              4,401,250
 150,000   EGL, Inc. *<F5>
           Provider of air freight forwarding and other
           transportation and logistics services                     3,590,625
 200,000   Midwest Express Holdings, Inc. *<F5>
           Operates single-class, premium service passenger
           jet airline that caters to business travelers
           and serves selected major business destinations
           throughout the U.S. and Toronto from operations
           based in Milwaukee, Omaha, and Kansas City                2,937,500
  30,000   Atlas Air, Inc. *<F5>
           Air carrier that operates a fleet of 747 freighters
           under long-term contracts. Atlas operates scheduled
           flights on behalf of its customer airlines to 101
           cities in 46 countries                                      978,750
                                                                   -----------
                                                                    11,908,125
                                                                   -----------

           DISTRIBUTOR - 4.1%
 100,000   Fastenal Company
           Sells and distributes industrial supplies, grouped
           into eight product lines, in North America                5,487,500
 200,000   MSC Industrial Direct Company, Inc. *<F5>
           A direct marketer of a full line of industrial
           products intended to satisfy its customers'
           maintenance, repair and operations supplies
           requirements                                              3,612,500
 100,000   Aviall, Inc. *<F5>
           Distributes and markets products new aviation parts
           of more than 180 manufacturers and distributes
           approximately 90,000 items from customer service
           centers in North America, Europe and Asia-Pacific           506,250
                                                                   -----------
                                                                     9,606,250
                                                                   -----------

           BUSINESS SERVICES - 3.6%
 300,000   G & K Services, Inc. - Class A
           Manufactures uniform garments and is a full
           service uniform rental provider                           8,437,500
                                                                  ------------
           TOTAL COMMON STOCKS (Cost $200,245,507)                 236,561,550
                                                                  ------------

SHORT-TERM INVESTMENTS - 0.2%
           VARIABLE RATE DEMAND NOTES - 0.2%
           Sara Lee, 6.25%                                             500,350
           American Family Financial Services, 6.24%                   104,367
                                                                  ------------
                                                                       604,717
                                                                  ------------
           TOTAL SHORT-TERM INVESTMENTS (Cost $604,717)                604,717
                                                                  ------------
           TOTAL INVESTMENTS (Cost $200,850,224) - 100%            237,166,267
                                                                  ------------
           LIABILITIES, LESS OTHER ASSETS - (0.0)%                    (193,200)
                                                                  ------------
           TOTAL NET ASSETS - 100.0%                              $236,973,067
                                                                  ------------
                                                                  ------------

*<F5>  non-income producing

  The accompanying notes to financial statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

ASSETS
Common stocks, at market value (cost: $200,245,507)               $236,561,550
Variable rate demand notes (cost: $604,717)                            604,717
Receivables
     Capital shares sold                                                18,079
     Dividends                                                         192,094
     Interest                                                            3,347
Prepaid expenses and other assets                                       49,276
                                                                  ------------
           Total assets                                           $237,429,063
                                                                  ------------
                                                                  ------------

LIABILITIES AND NET ASSETS
Capital shares redeemed                                           $     87,202
Payables and accrued expenses
     Accrued expenses and other liabilities                            172,926
     Due to adviser                                                    195,868
                                                                  ------------
           Total liabilities                                           455,996
                                                                  ------------

Net assets
     Common stock, $.01 par value; 50,000,000 shares
       authorized, 7,185,751 shares issued and outstanding,
       and paid-in capital                                         203,356,127
     Accumulated undistributed net investment loss                    (582,735)
     Accumulated undistributed net realized
       gain (loss) on investments                                   (2,116,368)
     Net unrealized appreciation on investments                     36,316,043
                                                                  ------------
           Total net assets                                        236,973,067
                                                                  ------------
           Total liabilities and net assets                       $237,429,063
                                                                  ------------
                                                                  ------------
Net asset value per share                                         $      32.98
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of this statement.

STATEMENT OF OPERATIONS
For the six months ended December 31, 2000 (Unaudited)

INCOME
     Dividends                                                     $    47,793
     Interest                                                          972,136
                                                                   -----------
                                                                     1,019,929
                                                                   -----------

EXPENSES
     Management fee                                                  1,254,858
     Transfer and disbursing agent fees                                112,350
     Administration fee                                                 85,374
     Custodian fees                                                     43,960
     Accounting fee                                                     28,890
     Printing and mailing fees                                          22,080
     Registration fees                                                  21,440
     Legal fees                                                         16,560
     Audit fees                                                          7,360
     Other operating expenses                                            8,464
                                                                   -----------
           Total expenses                                            1,601,336
                                                                   -----------
     Net investment loss                                              (581,407)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS
     Net realized gain on investments                                7,548,392
     Net change in unrealized appreciation on investments           (2,649,825)
                                                                   -----------
           Net gain on investments                                   4,898,567
                                                                   -----------
           Net increase in net assets resulting from operations    $ 4,317,160
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2000 (Unaudited) and the year ended June 30, 2000

                                                  December 31,      June 30,
                                                      2000            2000
                                                  ------------      --------
OPERATIONS:
   Net investment income (loss)                   $   (581,407)   $  2,755,863
   Net realized gain (loss) on investments           7,548,392      (7,047,190)
   Net change in unrealized appreciation
     on investments                                 (2,649,825)     10,119,269
                                                  ------------    ------------
        Net increase in net assets resulting
          from operations                            4,317,160       5,827,942
                                                  ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income         (2,098,294)     (4,695,205)
   Distributions from net capital gains                     --              --
                                                  ------------    ------------
        Total distributions                         (2,098,294)     (4,695,205)
                                                  ------------    ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued (2,731,617 and
     6,386,940 shares, respectively)                88,252,044     198,662,421
   Increase in shares issued for reinvested
     distributions (61,968 and 140,234 shares,
     respectively)                                   2,017,068       4,558,950
   Cost of shares redeemed (3,819,238 and
     11,486,097 shares, respectively)             (122,416,550)   (355,636,957)
                                                  ------------    ------------
        Net decrease in net assets derived from
          capital share transactions               (32,147,438)   (152,415,586)
                                                  ------------    ------------
        Net decrease in net assets                 (29,928,572)   (151,282,849)
                                                  ------------    ------------

NET ASSETS AT BEGINNING OF PERIOD                  266,901,639     418,184,488
                                                  ------------    ------------

NET ASSETS AT END OF PERIOD (including
  Accumulated undistributed net investment
  income (loss) of ($582,735)  and
  $2,096,968, respectively)                       $236,973,067    $266,901,639
                                                  ------------    ------------
                                                  ------------    ------------

  The accompanying notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS

  Condensed financial information per share of capital stock outstanding throughout the period is presented below:

                                            (Unaudited)
                                             Six Months
                                               Ended                                 Year ended June 30,
                                            December 31,     ------------------------------------------------------------------
                                                2000          2000           1999           1998           1997           1996
                                            ------------     ------         ------         ------         ------         ------
Net asset value at beginning of year         $  32.55       $  31.78       $  34.91       $  27.53       $  24.33       $  20.17
Income from investment operations:
  Net investment income (loss)                  (0.05)          0.34           0.40           0.16          (0.03)         (0.05)
  Net realized and unrealized gain (loss) on
     investments                                 0.77           0.82          (2.25)          8.71           3.82           5.55
                                             --------       --------       --------       --------       --------       --------
       Total from investment operations          0.72           1.16          (1.85)          8.87           3.79           5.50

Less distribution:
  Dividends from net investment income          (0.29)         (0.39)         (0.03)          0.00           0.00           0.00
  Distributions from net capital gains           0.00           0.00          (1.25)         (1.49)         (0.59)         (1.34)
                                             --------       --------       --------       --------       --------       --------
       Total distributions                      (0.29)         (0.39)         (1.28)         (1.49)         (0.59)         (1.34)
                                             --------       --------       --------       --------       --------       --------
Net asset value at end of year               $  32.98       $  32.55       $  31.78       $  34.91       $  27.53       $  24.33
                                             --------       --------       --------       --------       --------       --------
                                             --------       --------       --------       --------       --------       --------

Total return                                     2.2%           3.7%         (5.2)%          33.2%          15.8%          28.3%

Ratios/Supplemental Data:
  Net assets at end of year (in thousands)   $236,973       $266,902       $418,184        $94,957        $42,121        $28,981
  Ratio of expenses to average net assets        1.3%           1.2%           1.2%           1.3%           1.4%           1.5%
  Ratio of net investment income (loss)
    to average net assets                      (0.5)%           0.8%           1.8%           0.2%         (0.4)%         (0.3)%
  Portfolio turnover rate                        0.9%          29.4%          19.8%          49.8%          41.0%          45.6%

  The accompanying notes to financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (Unaudited)

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Fasciano Fund, Inc. (the "Fund"), a Maryland corporation, commenced operations on August 1, 1987 as a private investment company. On June 30, 1988, the Fund registered with the Securities and Exchange Commission as a diversified open-end management investment company under the Investment Company Act of 1940 and began offering its shares to the public on November 10, 1988. The primary objective of the Fund is long-term capital growth.

     The fiscal year end of the Fund is June 30. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

     (a) Investment and shareholder transactions are recorded on a trade date basis.

     (b) Each security traded on a national securities exchange or traded over the counter and quoted on the Nasdaq National Market will be valued at the last sale price on the day of valuation. Securities for which there was no sale on the day of valuation will be valued at the current bid prices. Each money market instrument having a maturity of 60 days or less from the date of purchase is valued on an amortized cost basis, which approximates market value. Other assets and securities will be valued at a fair value, as determined in good faith by the Board of Directors.

     (c) Dividends are recognized as income on the ex-dividend date. Interest income and operating expenses are recorded on the accrual basis.

     (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (e) The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent that these book and tax differences are permanent in nature, such amounts are reclassified among fund shares issued and outstanding, accumulated undistributed net realized gains on investments and accumulated undistributed net investment income. Accordingly, at June 30, 2000, reclassifications were recorded to increase accumulated undistributed net investment income by $282,496, decrease accumulated net realized gains on investments by $55,741, and decrease fund shares issued and outstanding by $226,755.

(2)  RELATED PARTIES:

     Michael F. Fasciano is an officer and director of the Fund and also an officer, director and sole shareholder of the investment adviser, Fasciano Company, Inc. Mr. Fasciano held 22,354 shares or 0.3% of the outstanding common stock of the Fund at December 31, 2000.

     The non-affiliated directors receive a fee of $2,000 annually.

     The management fee was paid to Fasciano Company, Inc. for its services as investment adviser. This fee is paid monthly at the rate of 1/12 of 1% (an annual rate of 1.0%) of the average daily net asset value of the Fund.

     Total annual operating expenses of the Fund shall not exceed 2% of average net assets, and the adviser has agreed to pay any excess operating expenses or to reimburse the Fund for any sums expended for such expenses in excess of that amount. For this purpose, brokers' commissions and other charges relative to the purchase and sale of portfolio securities, interest charges, taxes and litigation and other extraordinary expense shall not be regarded as operating expenses.

(3)  INVESTMENTS:

     During the period ended December 31, 2000, purchases of securities other than short-term investments were $2,200,031. Sales of such securities for that period were $31,521,576.

     For Federal income tax purposes, the cost of investments at December 31, 2000 was $201,228,599. At December 31, 2000, on a tax basis, gross unrealized appreciation of investments was $57,498,989 and gross unrealized depreciation of investments was $21,561,318.

(4)  INCOME TAXES:

     No provision for federal income taxes has been made. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net investment income and net realized capital gains in order to avoid payment of all future federal income taxes.

(5)  DISTRIBUTIONS TO SHAREHOLDERS:

     On December 27, 2000, the Fund distributed net investment income of $0.29 per share.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

INVESTMENT ADVISER
     Fasciano Company, Inc.

ADDRESS OF FUND & ADVISER
     190 South LaSalle Street
     Suite 2800
     Chicago, Illinois 60603
     (312) 444-6050
     (800) 848-6050
     www.fascianofunds.com
     info@fascianofunds.com

TRANSFER AGENT, DIVIDEND DISBURSING
AGENT AND ADMINISTRATOR
     Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, Wisconsin 53201
     (414) 765-4124
     (800) 848-6050

CUSTODIAN
     Firstar Bank, N.A.
     425 Walnut Street
     Cincinnati, OH  45202
     (414) 765-4124
     (800) 848-6050

INDEPENDENT PUBLIC ACCOUNTANTS
     Arthur Andersen LLP
     Chicago, Illinois

LEGAL COUNSEL
     Bell, Boyd & Lloyd
     Chicago, Illinois

                  This report is submitted for the information
                     of shareholders of the Fund. It is not
                   authorized for distribution to prospective
                    investors unless preceded or accompanied
                          by an effective prospectus.

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